Employee Benefits - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013 USD ($) Age	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2013 MPF [Member] USD ($)	Mar. 31, 2013 MPF [Member] HKD	Mar. 31, 2013 MPF [Member] Minimum [Member] Age	Mar. 31, 2013 MPF [Member] Maximum [Member] Age	Mar. 31, 2012 Home Appliances [Member] USD ($)	Mar. 31, 2013 ORSO [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligible age of employees for Mandatory Provident Fund						18	64
Minimum period of service for Mandatory Provident Fund						60 days
Employee contribution						5.00%			5.00%
Employer and employee contribution on Employee Benefits Plan				$ 161	1,250
Basic salary for the fixed amount of employee contribution				3,221	25,000
Percentage of Company's contribution				100.00%	100.00%
Retirement Age	65
Eligible joining period to participate in ORSO Scheme	Before December 2000
Costs recognized in defined contribution	48,075	61,107	72,878
Company's contribution	17.30%
Costs incurred for employee benefit plans	1,963,173		2,547,639
Net benefit from the exit of segment								$ 449,557